Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000146363
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 20,267	$ 20,576	$ 19,781	$ 19,791	$ 19,536	$ 19,210	$ 19,006	$ 18,627	$ 17,946	$ 18,363	$ 18,059	$ 17,490	$ 17,267	$ 16,880	$ 16,089	$ 16,312	$ 16,803	$ 16,823	$ 16,530	$ 16,017	$ 15,855	$ 15,583	$ 15,188	$ 15,289	$ 14,714	$ 15,126	$ 14,502	$ 13,668	$ 14,687	$ 15,148	$ 14,396	$ 15,154	$ 15,134	$ 16,076	$ 15,726	$ 16,136	$ 16,677	$ 16,221	$ 16,341	$ 15,631	$ 16,067	$ 15,717	$ 15,567	$ 15,279	$ 15,090	$ 14,771	$ 14,190	$ 13,871	$ 13,991	$ 13,657	$ 12,671	$ 12,841	$ 13,062	$ 12,614	$ 12,146	$ 11,962	$ 11,635	$ 10,880	$ 11,936	$ 12,917	$ 12,947	$ 12,762	$ 12,574	$ 12,327	$ 12,136	$ 12,264	$ 12,136	$ 11,648	$ 12,101	$ 11,885	$ 11,745	$ 11,549	$ 11,117	$ 11,848	$ 11,691	$ 12,328	$ 12,228	$ 12,072	$ 11,759	$ 11,725	$ 11,510	$ 11,383	$ 11,590	$ 11,893	$ 11,776	$ 11,702	$ 11,565	$ 11,468	$ 11,318	$ 11,250	$ 11,133	$ 11,059	$ 10,972	$ 10,875	$ 10,832	$ 10,658	$ 10,533	$ 10,450	$ 10,219	$ 10,267	$ 10,196	$ 10,129	$ 9,975	$ 9,941	$ 9,759	$ 9,692	$ 9,417	$ 9,407	$ 9,791	$ 9,806	$ 9,739	$ 9,414	$ 9,430	$ 9,945	$ 9,764	$ 9,832	$ 9,708	$ 9,604	$ 9,612	$ 9,338	$ 9,423
C000146364
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 20,264	20,573	19,778	19,788	19,533	19,207	19,004	18,625	17,944	18,360	18,056	17,488	17,264	16,877	16,087	16,310	16,801	16,821	16,527	16,015	15,853	15,580	15,186	15,286	14,712	15,130	14,520	13,686	14,713	15,191	14,439	15,211	15,211	16,167	15,822	16,238	16,788	16,350	16,482	15,771	16,218	15,883	15,740	15,466	15,272	14,957	14,386	14,061	14,193	13,868	12,871	13,054	13,288	12,841	12,373	12,194	11,859	11,096	12,190	13,196	13,237	13,064	12,871	12,627	12,433	12,575	12,453	11,966	12,433	12,220	12,085	11,892	11,456	12,217	12,055	12,724	12,630	12,478	12,164	12,130	11,917	11,785	12,016	12,340	12,219	12,158	12,016	11,925	11,780	11,709	11,597	11,523	11,442	11,341	11,306	11,144	11,012	10,926	10,693	10,744	10,685	10,625	10,473	10,438	10,256	10,185	9,913	9,903	10,307	10,333	10,272	9,929	9,958	10,512	10,331	10,407	10,277	10,177	10,191	9,900	10,000
C000190731
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 18,863	19,145	18,404	18,413	18,172	17,859	17,670	17,314	16,680	17,058	16,774	16,236	16,028	15,665	14,930	15,128	15,581	15,591	15,318	14,850	14,681	14,428	14,062	14,155	13,614	13,993	13,416	12,642	13,574	14,001	13,295	13,995	13,977	14,848	14,523	14,894	15,384	14,971	15,072	14,417	14,808	14,486	14,348	14,081	13,897	13,603	13,067	12,764	12,874	12,566	11,658	11,804	12,007	11,586	11,156	10,986	10,685	9,991	10,953	11,853	11,881	11,711	11,530	11,303	11,119	11,245	11,119	10,673	11,079	10,880	10,753	10,574	10,178	10,838	10,695	11,278	11,184	11,032	10,754	10,715	10,510	10,394	10,581	10,857	10,750	10,678	10,554	10,456	10,321	10,250	10,144	10,071
C000146365
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 22,035	22,368	21,492	21,503	21,224	20,859	20,649	20,224	19,484	19,926	19,596	18,968	18,725	18,303	17,446	17,677	18,208	18,219	17,912	17,356	17,159	16,864	16,437	16,547	15,924	16,359	15,684	14,781	15,872	16,371	15,557	16,366	16,355	17,362	16,985	17,417	17,990	17,509	17,627	16,861	17,321	16,944	16,782	16,473	16,258	15,913	15,289	14,934	15,063	14,704	13,643	13,814	14,043	13,561	13,058	12,860	12,497	11,686	12,823	13,877	13,898	13,702	13,500	13,224	13,021	13,158	13,021	12,490	12,976	12,733	12,586	12,375	11,912	12,687	12,519	13,201	13,092	12,915	12,580	12,546	12,306	12,170	12,390	12,713	12,588	12,505	12,349	12,245	12,088	12,005	11,871	11,797	11,704	11,590	11,537	11,362	11,218	11,134	10,877	10,929	10,856	10,785	10,621	10,579	10,385	10,304	10,016	10,006	10,403	10,423	10,352	9,997	10,018	10,564	10,372	10,438	10,307	10,196	10,201	9,900	10,000
C000052969
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 16,250	16,525	15,918	15,929	15,756	15,378	15,308	14,988	14,522	14,865	14,641	14,271	14,121	13,890	13,363	13,506	13,850	13,881	13,717	13,351	13,170	12,972	12,624	12,728	12,340	12,710	12,309	11,789	12,485	12,789	12,271	12,859	12,931	13,577	13,425	13,718	14,032	13,798	13,888	13,457	13,785	13,623	13,526	13,347	13,244	13,014	12,727	12,538	12,614	12,383	11,718	11,859	12,082	11,774	11,490	11,357	11,108	10,610	11,212	11,767	11,797	11,695	11,553	11,393	11,272	11,339	11,262	10,917	11,281	11,170	11,080	10,946	10,643	11,137	11,046	11,506	11,463	11,336	11,109	11,087	10,920	10,843	11,025	11,225	11,132	11,085	10,989	10,916	10,806	10,750	10,654	10,594	10,528	10,433	10,391	10,253	10,151	10,089	9,935	9,958	9,927	9,861	9,770	9,733	9,622	9,586	9,400	9,348	9,647	9,657	9,641	9,389	9,472	9,747	9,618	9,676	9,587	9,529	9,554	9,321	9,426
C000052970
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 16,212	16,486	15,881	15,892	15,720	15,342	15,272	14,953	14,488	14,831	14,607	14,238	14,088	13,857	13,332	13,475	13,817	13,849	13,685	13,320	13,140	12,942	12,595	12,698	12,315	12,692	12,297	11,787	12,493	12,803	12,290	12,891	12,968	13,624	13,484	13,785	14,113	13,886	13,984	13,558	13,897	13,743	13,656	13,481	13,387	13,163	12,880	12,695	12,782	12,555	11,888	12,039	12,273	11,969	11,686	11,563	11,315	10,812	11,434	12,006	12,044	11,947	11,808	11,655	11,539	11,615	11,542	11,199	11,578	11,470	11,385	11,253	10,947	11,465	11,381	11,861	11,821	11,700	11,471	11,457	11,294	11,221	11,417	11,628	11,542	11,500	11,406	11,337	11,230	11,178	11,085	11,034	10,968	10,878	10,841	10,703	10,603	10,545	10,390	10,424	10,394	10,336	10,243	10,209	10,103	10,068	9,880	9,832	10,154	10,171	10,161	9,900	9,999	10,293	10,163	10,230	10,142	10,088	10,122	9,878	10,000
C000190730
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 15,780	16,042	15,449	15,456	15,288	14,914	14,846	14,527	14,076	14,405	14,185	13,823	13,674	13,446	12,933	13,068	13,397	13,424	13,263	12,905	12,727	12,532	12,194	12,291	11,916	12,271	11,877	11,375	12,044	12,334	11,830	12,395	12,458	13,081	12,932	13,208	13,510	13,282	13,364	12,947	13,259	13,100	13,004	12,829	12,726	12,502	12,221	12,040	12,109	11,885	11,244	11,376	11,587	11,289	11,013	10,885	10,643	10,162	10,740	11,265	11,291	11,191	11,051	10,896	10,781	10,839	10,762	10,434	10,775	10,666	10,580	10,448	10,156	10,625	10,539	10,974	10,928	10,807	10,587	10,565	10,402	10,326	10,498	10,685	10,593	10,548	10,453	10,380	10,274	10,218	10,120	10,066
C000052971
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 17,658	17,950	17,287	17,294	17,104	16,689	16,613	16,259	15,753	16,122	15,877	15,472	15,305	15,052	14,477	14,629	14,999	15,030	14,848	14,450	14,251	14,032	13,655	13,768	13,344	13,743	13,301	12,739	13,491	13,816	13,251	13,886	13,961	14,654	14,490	14,802	15,137	14,883	14,976	14,511	14,859	14,681	14,573	14,379	14,264	14,016	13,703	13,496	13,577	13,324	12,605	12,753	12,992	12,657	12,352	12,209	11,938	11,399	12,045	12,637	12,666	12,552	12,399	12,225	12,094	12,163	12,076	11,706	12,093	11,970	11,871	11,727	11,399	11,927	11,827	12,319	12,265	12,129	11,882	11,858	11,676	11,594	11,786	11,995	11,896	11,843	11,736	11,658	11,537	11,473	11,367	11,304	11,230	11,128	11,081	10,933	10,821	10,753	10,585	10,609	10,573	10,503	10,402	10,360	10,238	10,200	10,000	9,944	10,259	10,267	10,250	9,978	10,068	10,356	10,215	10,275	10,180	10,115	10,139	9,888	10,000
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 28,162	28,850	27,250	27,500	26,925	26,287	25,971	25,071	23,887	24,904	24,128	22,905	22,526	21,547	19,744	20,168	21,178	21,521	20,851	19,558	19,474	19,174	18,495	18,958	17,837	18,928	17,926	16,583	18,266	19,042	17,435	19,003	18,968	20,780	20,036	20,655	21,782	20,848	20,993	19,619	20,576	19,969	19,505	19,060	18,928	17,969	17,215	16,753	16,924	16,297	14,689	15,091	15,687	14,635	13,854	13,584	12,966	11,493	13,112	14,288	14,294	13,875	13,389	13,105	12,865	13,072	12,887	12,038	12,855	12,355	12,119	11,742	10,871	11,950	11,711	12,571	12,500	12,105	11,671	11,599	11,327	11,283	11,578	12,021	11,370	11,245	10,910	10,661	10,446	10,414	10,204	10,141
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 28,162	28,850	27,250	27,500	26,925	26,287	25,971	25,071	23,887	24,904	24,128	22,905	22,526	21,547	19,744	20,168	21,178	21,521	20,851	19,558	19,474	19,174	18,495	18,958	17,837	18,928	17,926	16,583	18,266	19,042	17,435	19,003	18,968	20,780	20,036	20,655	21,782	20,848	20,993	19,619	20,576	19,969	19,505	19,060	18,928	17,969	17,215	16,753	16,924	16,297	14,689	15,091	15,687	14,635	13,854	13,584	12,966	11,493	13,112	14,288	14,294	13,875	13,389	13,105	12,865	13,072	12,887	12,038	12,855	12,355	12,119	11,742	10,871	11,950	11,711	12,571	12,500	12,105	11,671	11,599	11,327	11,283	11,578	12,021	11,370	11,245	10,910	10,661	10,446	10,414	10,204	10,141
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
NATIXIS INDEX: CBOE S&P 500 BuyWrite Index (BXM)
Account Value [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500 BuyWrite Index
Account Value	$ 19,566	19,140	18,404	18,496	18,240	17,724	17,525	17,220	17,034	17,268	16,896	16,576	16,288	15,977	15,528	15,634	16,063	16,322	16,091	15,760	15,611	15,433	15,152	15,176	14,566	14,757	14,476	13,639	14,598	15,334	14,759	15,197	15,787	16,569	15,916	16,025	16,434	15,837	16,078	15,361	15,630	15,231	15,156	14,823	14,541	14,423	13,798	13,656	13,641	13,403	12,223	12,685	12,687	12,367	11,908	11,923	11,417	10,910	12,821	13,869	14,028	13,900	13,723	13,446	13,359	13,512	13,371	12,727	13,149	12,946	12,722	12,542	12,126	13,142	12,854	13,596	13,592	13,339	12,960	12,967	12,701	12,534	12,672	12,854	12,733	12,650	12,460	12,387	12,274	12,240	12,080	12,038	11,827	11,720	11,678	11,518	11,268	11,255	11,002	10,978	10,969	10,866	10,780	10,657	10,492	10,446	10,244	10,077	10,524	10,610	10,551	10,120	10,141	10,657	10,367	10,412	10,315	10,169	10,133	9,859	10,000
NATIXIS INDEX: CBOE S&P 500 BuyWrite Index (BXM)
Account Value [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500 BuyWrite Index
Account Value	$ 19,566	19,140	18,404	18,496	18,240	17,724	17,525	17,220	17,034	17,268	16,896	16,576	16,288	15,977	15,528	15,634	16,063	16,322	16,091	15,760	15,611	15,433	15,152	15,176	14,566	14,757	14,476	13,639	14,598	15,334	14,759	15,197	15,787	16,569	15,916	16,025	16,434	15,837	16,078	15,361	15,630	15,231	15,156	14,823	14,541	14,423	13,798	13,656	13,641	13,403	12,223	12,685	12,687	12,367	11,908	11,923	11,417	10,910	12,821	13,869	14,028	13,900	13,723	13,446	13,359	13,512	13,371	12,727	13,149	12,946	12,722	12,542	12,126	13,142	12,854	13,596	13,592	13,339	12,960	12,967	12,701	12,534	12,672	12,854	12,733	12,650	12,460	12,387	12,274	12,240	12,080	12,038	11,827	11,720	11,678	11,518	11,268	11,255	11,002	10,978	10,969	10,866	10,780	10,657	10,492	10,446	10,244	10,077	10,524	10,610	10,551	10,120	10,141	10,657	10,367	10,412	10,315	10,169	10,133	9,859	10,000
NATIXIS INDEX: CBOE S&P 500 BuyWrite Index (BXM)
Account Value [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500 BuyWrite Index
Account Value	$ 16,531	16,172	15,549	15,627	15,411	14,975	14,807	14,549	14,392	14,590	14,276	14,005	13,762	13,499	13,119	13,209	13,572	13,790	13,595	13,316	13,189	13,039	12,801	12,822	12,307	12,468	12,230	11,524	12,334	12,956	12,470	12,840	13,338	13,999	13,447	13,540	13,885	13,381	13,584	12,979	13,206	12,869	12,805	12,524	12,286	12,186	11,658	11,538	11,525	11,324	10,327	10,717	10,719	10,448	10,061	10,073	9,646	9,218	10,833	11,718	11,852	11,744	11,594	11,360	11,287	11,416	11,297	10,753	11,110	10,938	10,749	10,597	10,245	11,104	10,860	11,487	11,484	11,270	10,949	10,956	10,731	10,590	10,706	10,860	10,758	10,688	10,527	10,466	10,370	10,342	10,207	10,171
NATIXIS INDEX: CBOE S&P 500 BuyWrite Index (BXM)
Account Value [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500 BuyWrite Index
Account Value	$ 19,566	19,140	18,404	18,496	18,240	17,724	17,525	17,220	17,034	17,268	16,896	16,576	16,288	15,977	15,528	15,634	16,063	16,322	16,091	15,760	15,611	15,433	15,152	15,176	14,566	14,757	14,476	13,639	14,598	15,334	14,759	15,197	15,787	16,569	15,916	16,025	16,434	15,837	16,078	15,361	15,630	15,231	15,156	14,823	14,541	14,423	13,798	13,656	13,641	13,403	12,223	12,685	12,687	12,367	11,908	11,923	11,417	10,910	12,821	13,869	14,028	13,900	13,723	13,446	13,359	13,512	13,371	12,727	13,149	12,946	12,722	12,542	12,126	13,142	12,854	13,596	13,592	13,339	12,960	12,967	12,701	12,534	12,672	12,854	12,733	12,650	12,460	12,387	12,274	12,240	12,080	12,038	11,827	11,720	11,678	11,518	11,268	11,255	11,002	10,978	10,969	10,866	10,780	10,657	10,492	10,446	10,244	10,077	10,524	10,610	10,551	10,120	10,141	10,657	10,367	10,412	10,315	10,169	10,133	9,859	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,902	11,084	10,968	11,246	11,098	10,941	10,691	10,591	10,414	10,684	10,586	10,738	10,768	10,371	9,921	10,080	10,343	10,410	10,417	10,454	10,569	10,506	10,245	10,517	10,203	10,250	9,886	10,016	10,468	10,772	10,516	10,683	10,615	11,033	11,349	11,477	11,729	11,760	11,725	11,728	11,830	11,853	11,722	11,640	11,602	11,511	11,657	11,828	11,913	11,897	11,781	11,834	11,840	11,937	11,761	11,688	11,633	11,430	11,498	11,295	11,081	11,089	11,095	11,061	11,121	10,840	10,816	10,682	10,495	10,493	10,295	10,301	10,193	10,009	9,950	10,029	10,094	10,029	10,027	10,039	9,968	10,043	9,979	10,074	10,192	10,145	10,158	10,152	10,201	10,110	10,067	10,077
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	$ 11,622	$ 11,500	$ 11,793	$ 11,637	$ 11,472	$ 11,210	$ 11,105	$ 10,920	$ 11,203	$ 11,101	$ 11,260	$ 11,291	$ 10,874	$ 10,403	$ 10,570	$ 10,846	$ 10,915	$ 10,923	$ 10,962	$ 11,083	$ 11,016	$ 10,743	$ 11,028	$ 10,699	$ 10,748	$ 10,366	$ 10,502	$ 10,977	$ 11,296	$ 11,026	$ 11,202	$ 11,130	$ 11,569	$ 11,900	$ 12,034	$ 12,299	$ 12,331	$ 12,294	$ 12,298	$ 12,405	$ 12,429	$ 12,291	$ 12,206	$ 12,166	$ 12,071	$ 12,223	$ 12,402	$ 12,492	$ 12,475	$ 12,353	$ 12,409	$ 12,416	$ 12,517	$ 12,332	$ 12,255	$ 12,198	$ 11,985	$ 12,056	$ 11,843	$ 11,620	$ 11,628	$ 11,634	$ 11,599	$ 11,661	$ 11,366	$ 11,341	$ 11,201	$ 11,005	$ 11,003	$ 10,795	$ 10,801	$ 10,688	$ 10,495	$ 10,433	$ 10,516	$ 10,584	$ 10,516	$ 10,514	$ 10,527	$ 10,452	$ 10,531	$ 10,464	$ 10,564	$ 10,687	$ 10,638	$ 10,652	$ 10,645	$ 10,696	$ 10,601	$ 10,556	$ 10,567	$ 10,486	$ 10,405	$ 10,411	$ 10,341	$ 10,321	$ 10,307	$ 10,556	$ 10,638	$ 10,644	$ 10,656	$ 10,589	$ 10,402	$ 10,400	$ 10,360	$ 10,266	$ 10,193	$ 10,055	$ 10,088	$ 10,114	$ 10,113	$ 10,045	$ 10,059	$ 9,990	$ 10,100	$ 10,124	$ 10,161	$ 10,114	$ 10,210	$ 10,000